Other Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Summary of significant components of other noninterest expense

The following is a summary of the significant components of other noninterest expense:

	December 31,
(in thousands)	2014	2013	2012
Other Noninterest Expense:
Legal and professional fees	$1,982	$2,347	$1,990
Data processing	1,153	1,269	1,225
Marketing and public relations	700	638	697
Taxes-sales, capital and franchise	605	584	661
Operating supplies	410	487	581
Travel and lodging	566	563	523
Telephone	242	206	220
Amortization of core deposits	320	320	350
Donations	150	294	195
Net costs from other real estate and repossessions	1,374	941	2,083
Regulatory assessment	1,181	1,784	1,471
Other	3,143	3,237	3,784

Total Other Noninterest Expense	$11,826	$12,670	$13,780